Leases - Maturities of Operating and Financing Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Finance Lease
2022	$ 5,985
2023	8,206
2024	10,731
2025	10,921
2026	11,107
Thereafter	104,693
Total lease payments	151,643
Less: NPV discount	73,886
Present value of lease liabilities	77,757
Operating Lease
2022	1,540
2023	880
2024	719
2025	484
2026	322
Thereafter	531
Total lease payments	4,476
Less: NPV discount	657
Present value of lease liabilities	$ 3,819